PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 10.0%
379,870	American Mutual Fund, Class R-6	$ 21,568,995

	FIXED INCOME - 74.5%
1,135,637	American Funds Multi-Sector Income Fund, Class R-6	10,686,346
2,330,366	American Funds Strategic Bond Fund, Class R-6	21,509,275
3,747,239	Bond Fund of America (The), Class R-6	42,643,579
4,252,261	Intermediate Bond Fund of America, Class R-6	53,280,825
3,373,026	Short Term Bond Fund of America, Class R-6	32,111,208
		160,231,233
	MIXED ALLOCATION - 15.0%
306,673	American Balanced Fund, Class R-6	10,801,011
853,684	Income Fund of America (The), Class R-6	21,436,005
		32,237,016

	TOTAL OPEN END FUNDS (Cost $220,241,534)	214,037,244

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
1,217,238	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $1,217,238)(a)	1,217,238

	TOTAL INVESTMENTS - 100.1% (Cost $221,458,772)	$ 215,254,482
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(134,969)
	NET ASSETS - 100.0%	$ 215,119,513

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY – 99.7%
3,022,911	AMCAP Fund, Class R-6	$ 131,980,289
1,531,510	American Funds - Investment Company of America, Class R-6	89,332,976
1,079,421	American Funds Fundamental Investors, Class R-6	88,771,555
2,999,588	Growth Fund of America (The), Class R-6	221,699,549
1,413,358	New Economy Fund (The), Class R-6	89,211,188
2,113,032	New Perspective Fund, Class R-6	132,761,796
1,857,123	Smallcap World Fund, Inc., Class R-6	133,545,726
	TOTAL OPEN END FUNDS (Cost $818,094,212)	887,303,079

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
4,380,795	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $4,380,795)(a)	4,380,795

	TOTAL INVESTMENTS - 100.2% (Cost $822,475,007)	$ 891,683,874
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(2,064,384)
	NET ASSETS - 100.0%	$ 889,619,490

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.0%
	EQUITY - 2.0%
47,183	iShares Global Infrastructure ETF (Cost $2,227,436)	$ 2,362,453

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 22.9%
1,689,606	BNY Mellon Global Real Return Fund, Class I	26,864,736

	EQUITY - 7.0%
706,548	BNY Mellon Global Real Estate Securities Fund, Class I	5,829,025
45,983	BNY Mellon Natural Resources Fund, Class I	2,330,431
		8,159,456
	FIXED INCOME - 67.6%
8,504,969	BNY Mellon Core Plus Fund, Class I	79,096,207

	TOTAL OPEN END FUNDS (Cost $111,623,729)	114,120,399

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
448,395	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $448,395)(a)	448,395

	TOTAL INVESTMENTS - 99.9% (Cost $114,299,560)	$ 116,931,247
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	136,190
	NET ASSETS - 100.0%	$ 117,067,437

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
564,608	BlackRock U.S. Equity Factor Rotation ETF	$ 26,689,020
171,506	iShares Core MSCI Emerging Markets ETF	9,251,034
153,109	iShares Core S&P 500 ETF	84,718,272
151,300	iShares Currency Hedged MSCI EAFE ETF	5,315,169
246,981	iShares MSCI EAFE Growth ETF	25,527,956
171,317	iShares MSCI EAFE Value ETF	9,456,698
154,743	iShares MSCI Emerging Markets ex China ETF	9,318,624
171,420	iShares MSCI USA Quality Factor ETF	29,446,528
384,324	iShares S&P 500 Growth ETF	35,084,938
83,536	iShares S&P 500 Value ETF	15,930,315
59,491	iShares U.S. Infrastructure ETF	2,747,294
92,480	iShares U.S. Technology ETF	13,532,599
	TOTAL EXCHANGE-TRADED FUNDS (Cost $239,719,808)	267,018,447

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,885,872	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $1,885,872)(a)	1,885,872

	TOTAL INVESTMENTS - 100.3% (Cost $241,605,680)	$ 268,904,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(866,484)
	NET ASSETS - 100.0%	$ 268,037,835

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.2%
	FIXED INCOME - 48.2%
313,049	Fidelity Corporate Bond ETF(a)	$ 14,713,302
48,450	Fidelity Total Bond ETF	2,219,495
173,796	Invesco Taxable Municipal Bond	4,702,920
68,655	iShares MBS ETF	6,448,078
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,993,635)	28,083,795

	OPEN END FUNDS — 51.3%
	FIXED INCOME - 51.3%
772,667	Fidelity Advisor Strategic Income Fund, Class Z	8,962,941
2,189,147	Fidelity Total Bond Fund, Class Z	20,950,133
	TOTAL OPEN END FUNDS (Cost $28,853,725)	29,913,074

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
208,903	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $208,903)(b)	208,903

	TOTAL INVESTMENTS - 99.9% (Cost $56,056,263)	$ 58,205,772
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	86,678
	NET ASSETS - 100.0%	$ 58,292,450

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
1,046,163	Fidelity 500 Index Fund, Institutional Premium Class	$ 200,748,207
6,535,926	Fidelity Global ex US Index Fund, Institutional Premium Class	99,738,227
400,155	Fidelity Mid Cap Index Fund, Institutional Premium Class	13,169,092
588,856	Fidelity Small Cap Index Fund, Institutional Premium Class	16,511,522
	TOTAL OPEN END FUNDS (Cost $272,892,893)	330,167,048

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
2,518,966	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $2,518,966)(a)	2,518,966

	TOTAL INVESTMENTS - 100.3% (Cost $275,411,859)	$ 332,686,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(990,876)
	NET ASSETS - 100.0%	$ 331,695,138

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.7%
	EQUITY - 48.7%
505,345	Fidelity MSCI Consumer Discretionary Index ETF	$ 42,191,254
1,628,604	Fidelity MSCI Energy Index ETF	41,822,551
703,701	Fidelity MSCI Financials Index ETF	43,636,499
1,407,964	Fidelity MSCI Materials Index ETF(a)	73,628,210
	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,566,921)	201,278,514

	OPEN END FUNDS — 50.7%
	EQUITY - 50.7%
599,030	Fidelity Advisor Communication Services Fund, Class Z	60,549,932
697,804	Fidelity Advisor Health Care Fund, Class Z(b)	49,704,595
758,124	Fidelity Advisor Technology Fund, Class Z	99,700,895
	TOTAL OPEN END FUNDS (Cost $185,138,743)	209,955,422

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
2,134,674	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $2,134,674)(c)	2,134,674

	TOTAL INVESTMENTS - 99.9% (Cost $363,840,338)	$ 413,368,610
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	567,532
	NET ASSETS - 100.0%	$ 413,936,142

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
135,880	Vanguard FTSE Developed Markets ETF	$ 6,917,651
59,497	Vanguard FTSE Emerging Markets ETF	2,635,122
19,487	Vanguard Growth ETF	7,157,575
7,348	Vanguard Small-Cap ETF	1,715,023
152,451	Vanguard Total International Stock ETF	9,433,668
52,673	Vanguard Total Stock Market ETF	14,357,080
32,437	Vanguard Value ETF	5,449,740
	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,375,225)	47,665,859

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
201,061	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $201,061)(a)	201,061

	TOTAL INVESTMENTS - 100.1% (Cost $45,576,286)	$ 47,866,920
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(28,673)
	NET ASSETS - 100.0%	$ 47,838,247

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
121,229	Invesco International Developed Dynamic Multifactor ETF	$ 3,076,792
255,451	Invesco Russell 1000 Dynamic Multifactor ETF	12,892,612
83,050	Invesco Russell 2000 Dynamic Multifactor ETF	3,258,051
59,782	Invesco S&P 500 Enhanced Value ETF	2,996,620
133,122	Invesco S&P 500 Low Volatility ETF	9,008,366
89,443	Invesco S&P 500 Momentum ETF	7,692,098
117,656	Invesco S&P 500 Quality ETF	7,600,578
253,706	Invesco S&P Emerging Markets Low Volatility ETF	6,210,292
216,872	Invesco S&P International Developed Low Volatility ETF	6,246,976
24,842	Invesco S&P MidCap 400 GARP ETF	3,035,444
	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,645,528)	62,017,829

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
316,663	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $316,663)(a)	316,663

	TOTAL INVESTMENTS - 100.2% (Cost $57,962,191)	$ 62,334,492
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(111,206)
	NET ASSETS - 100.0%	$ 62,223,286

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.5%
	EQUITY - 3.1%
121,340	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 8,687,944

	FIXED INCOME - 6.4%
374,528	Janus Henderson Short Duration Income ETF	18,280,711

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,434,451)	26,968,655

	OPEN END FUNDS — 90.2%
	EQUITY - 9.6%
938,604	Janus Henderson Contrarian Fund, Class N	27,388,464

	FIXED INCOME - 1.0%
377,445	Janus Henderson High-Yield Fund, Class N	2,766,673

	MIXED ALLOCATION - 79.6%
4,884,732	Janus Henderson Balanced Fund, Class N	226,846,967

	TOTAL OPEN END FUNDS (Cost $246,640,127)	257,002,104

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,318,190	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $1,318,190)(a)	1,318,190

	TOTAL INVESTMENTS - 100.2% (Cost $273,392,768)	$ 285,288,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(462,090)
	NET ASSETS - 100.0%	$ 284,826,859

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.6%
	EQUITY - 38.6%
129,477	JPMorgan BetaBuilders International Equity ETF	$ 7,857,959
340,105	JPMorgan BetaBuilders US Equity ETF	33,779,228
394,902	JPMorgan Diversified Return International Equity ETF(a)	22,759,979
528,184	JPMorgan International Research Enhanced Equity ETF	33,877,722
252,521	JPMorgan US Value Factor ETF	10,737,193
	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,139,502)	109,012,081

	OPEN END FUNDS — 61.1%
	ALTERNATIVE - 4.5%
750,989	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	12,586,569

	EQUITY - 56.6%
451,773	JPMorgan Emerging Markets Equity Fund, Class R6	14,050,148
55,711	JPMorgan Equity Index Fund, Class R6	4,619,566
261,703	JPMorgan Growth Advantage Fund, Class R6	10,609,441
316,819	JPMorgan Large Cap Growth Fund, Class R6	24,185,977
1,416,512	JPMorgan Large Cap Value Fund, Class R6	29,576,767
3,068,313	JPMorgan US Equity Fund, Class R6	77,014,664
		160,056,563

	TOTAL OPEN END FUNDS (Cost $141,554,068)	172,643,132

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,914,332	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $1,914,332)(b)	$ 1,914,332

	TOTAL INVESTMENTS - 100.4% (Cost $236,607,902)	$ 283,569,545
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(1,055,405)
	NET ASSETS - 100.0%	$ 282,514,140

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.5%
	EQUITY - 26.7%
67,227	JPMorgan BetaBuilders International Equity ETF	$ 4,080,007
174,599	JPMorgan BetaBuilders US Equity ETF	17,341,173
127,603	JPMorgan Diversified Return International Equity ETF	7,354,335
25,703	JPMorgan Equity Premium Income ETF	1,477,408
136,749	JPMorgan International Research Enhanced Equity ETF	8,771,081
		39,024,004
	FIXED INCOME - 16.8%
69,112	iShares 10-20 Year Treasury Bond ETF	7,319,652
150,370	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	6,965,138
218,716	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	10,163,732
		24,448,522

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,335,968)	63,472,526

	OPEN END FUNDS — 55.8%
	ALTERNATIVE - 3.7%
322,295	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	5,401,660

	EQUITY - 34.4%
124,688	JPMorgan Emerging Markets Equity Fund, Class R6	3,877,784
28,916	JPMorgan Equity Index Fund, Class R6	2,397,738
113,002	JPMorgan Large Cap Growth Fund, Class R6	8,626,577
588,695	JPMorgan Large Cap Value Fund, Class R6	12,291,949
915,729	JPMorgan US Equity Fund, Class R6	22,984,789
		50,178,837
	FIXED INCOME - 17.7%
2,148,447	JPMorgan Core Plus Bond Fund, Class R6	15,619,213
1,200,460	JPMorgan Income Fund, Class R6	10,167,898
		25,787,111

	TOTAL OPEN END FUNDS (Cost $72,155,221)	81,367,608

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.4%
MONEY MARKET FUND - 0.4%
559,974	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $559,974)(a)	$ 559,974

	TOTAL INVESTMENTS - 99.7% (Cost $130,051,163)	$ 145,400,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	388,599
	NET ASSETS - 100.0%	$ 145,788,707

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.1%
859,478	Meeder Spectrum Fund, Institutional Class(a)	$ 12,574,157

	EQUITY - 76.2%
1,353,287	Meeder Dynamic Allocation Fund, Institutional Class(a)	20,921,823
338,117	Meeder Moderate Allocation Fund, Institutional Class	4,341,417
6,567,748	Meeder Muirfield Fund, Institutional Class(a)	69,749,488
		95,012,728
	FIXED INCOME - 2.7%
192,298	Meeder Tactical Income Fund, Institutional Class	1,792,215
81,001	Performance Trust Total Return Bond Fund, Institutional Class	1,607,067
		3,399,282
	MIXED ALLOCATION - 10.7%
695,041	Meeder Balanced Fund, Institutional Class	9,841,781
147,889	Meeder Conservative Allocation Fund, Institutional Class	3,488,702
		13,330,483

	TOTAL OPEN END FUNDS (Cost $113,312,455)	124,316,650

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
643,008	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $643,008)(b)	643,008

	TOTAL INVESTMENTS - 100.2% (Cost $113,955,463)	$ 124,959,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(203,531)
	NET ASSETS - 100.0%	$ 124,756,127

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	COMMODITY - 4.8%
195,934	iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 5,213,804

	EQUITY - 9.8%
59,112	Schwab International Small-Cap Equity ETF	2,193,055
80,450	SPDR Portfolio Emerging Markets ETF	3,067,558
9,963	Vanguard Small-Cap Growth ETF	2,604,428
13,916	Vanguard Small-Cap Value ETF	2,759,960
		10,625,001

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,091,254)	15,838,805

	OPEN END FUNDS — 85.0%
	EQUITY - 85.0%
319,382	MFS Global Real Estate Fund, Class R6	5,483,795
61,184	MFS Growth Fund, Class R6	12,943,513
151,823	MFS International Equity Fund, Class R6	5,397,307
122,363	MFS International Growth Fund, Class R6	5,369,298
376,721	MFS International Large Cap Value Fund, Class R6	5,447,383
62,630	MFS International New Discovery Fund, Class R6	2,095,593
337,123	MFS Mid Cap Growth Fund, Class R6(a)	10,764,349
311,435	MFS Mid Cap Value Fund, Class R6	10,831,704
197,239	MFS Research Fund, Class R6	11,875,747
357,868	MFS Research International Fund, Class R6	8,535,141
247,054	MFS Value Fund, Class R6	12,967,865
	TOTAL OPEN END FUNDS (Cost $79,670,553)	91,711,695

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.5%
MONEY MARKET FUND - 0.5%
525,234	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $525,234)(b)	$ 525,234

	TOTAL INVESTMENTS - 100.1% (Cost $95,287,041)	$ 108,075,734
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(137,445)
	NET ASSETS - 100.0%	$ 107,938,289

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.2%
	FIXED INCOME – 99.2%
3,408,918	PIMCO Income Fund, Institutional Class	$ 36,373,152
1,217,571	PIMCO International Bond Fund U.S. Dollar‐Hedged, Institutional Class	12,066,125
741,278	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6,693,736
2,141,084	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	20,147,598
663,383	PIMCO Real Return Fund, Institutional Class	6,713,438
6,062,565	PIMCO Total Return Fund, Institutional Class	52,623,062
	TOTAL OPEN END FUNDS (Cost $140,783,303)	134,617,111

	SHORT‐TERM INVESTMENT — 0.6%
	MONEY MARKET FUND ‐ 0.6%

798,872	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $798,872)(a)	798,872

	TOTAL INVESTMENTS – 99.8% (Cost $141,582,175)	$135,415,983
	OTHER ASSETS IN EXCESS OF LIABILITIES ‐ 0.2%	267,376
	NET ASSETS ‐ 100.0%	135,683,359

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG TACTICAL INCOME STRATEGY FUND SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.5%
	EQUITY - 2.1%
30,251	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 2,165,972

	FIXED INCOME - 11.4%
157,673	Janus Henderson Mortgage-Backed Securities ETF	7,204,079
91,837	Janus Henderson Short Duration Income ETF	4,482,564
		11,686,643

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,701,173)	13,852,615

	OPEN END FUNDS — 86.0%
	EQUITY - 27.4%
372,901	Janus Henderson Contrarian Fund, Class N	10,881,250
1,473,112	Janus Henderson Global Equity Income Fund, Class N	9,295,335
45,308	Janus Henderson Global Life Sciences Fund, Class N	3,553,989
67,343	Janus Henderson Global Technology and Innovation Fund, Class N	4,372,609
		28,103,183
	FIXED INCOME - 46.6%
1,747,902	Counterpoint Tactical Income Fund, Class I	19,768,767
120,673	Counterpoint Tactical Municipal Fund, Class I	1,316,538
269,417	Janus Henderson Developed World Bond Fund, Class R6	2,082,597
962,811	Janus Henderson Flexible Bond Fund, Class N	9,040,791
139,746	Janus Henderson High-Yield Fund, Class N	1,024,335
43,410	Kensington Managed Income Fund, Institutional Class	426,285
335,632	Sierra Tactical Bond Fund, Institutional Class	8,843,914
274,397	Toews Tactical Income Fund	2,782,381
237,322	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,465,774
		47,751,382
	MIXED ALLOCATION - 12.0%
749,264	Janus Henderson Responsible International Dividend Fund, Class R6(a)	12,317,902

	TOTAL OPEN END FUNDS (Cost $82,166,393)	88,172,467

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.4%
MONEY MARKET FUND - 0.4%
411,229	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $411,229)(b)	$ 411,229

	TOTAL INVESTMENTS - 99.9% (Cost $96,278,795)	$ 102,436,311
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	112,595
	NET ASSETS - 100.0%	$ 102,548,906

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
22,014	Vanguard Extended Market ETF	$ 3,950,192
187,880	Vanguard Russell 1000 Growth ETF	17,318,779
148,308	Vanguard Russell 1000 Value ETF	11,926,929
11,803	Vanguard Russell 2000 ETF	1,068,762
54,910	Vanguard S&P 500 ETF	27,780,616
	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,058,621)	62,045,278

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
393,707	BlackRock Liquidity FedFund, Institutional Class, 5.21% (Cost $393,707)(a)	393,707

	TOTAL INVESTMENTS - 100.3% (Cost $58,452,328)	$ 62,438,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(176,761)
	NET ASSETS - 100.0%	$ 62,262,224

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.